Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,651,655)	$ 10,960,790
Adjustments to reconcile net income ( loss) to net cash used in operating activities
Depletion of oil and gas properties		138,170
Gain on settlement of a liability	(54,451)
Amortization of deferred debt discount	307,682	481,199
Amortization of deferred loan fees	48,830	48,147
Stock-based compensation	4,400	22,992
Depreciation	902	15,924
Accretion of asset retirement obligation	13,745	15,873
Foreign currency transaction loss		813
Change in fair value of derivatives liabilities	(2,500,550)	13,243,598
Accounts receivable		25,202
Prepaid expenses and other assets	41,952	(14,414)
Long-term receivable		1,465
Other assets	10,315
Accounts payable and accrued liabilities	(28,446)	(418,856)
Related party payable	32,043
Accrued interest payable	368,583	257,494
Asset retirement obligation	(57,105)
Net Cash Used in Operating Activities	(462,654)	(1,708,799)
Cash Flows from Investing Activities:
Capitalized expenditure on oil and gas assets		(202,800)
Acquisition of property and equipment		(3,709)
Cash proceeds from disposition assets	12,719
Change in reclamation deposit		(167)
Net Cash Provided by (Used in) Investing Activities	12,719	(206,676)
Cash Flows From Financing Activities:
Proceeds from issuance of demand notes	250,000
Proceeds from issuance of preferred shares		1,759,900
Change in cash in escrow		610,000
Net Cash Provided by Financing Activities	250,000	2,369,900
Change in cash and cash equivalents	(199,935)	454,425
Exchange rate fluctuations on cash and cash equivalents	(3,836)	(813)
Cash and cash equivalents, beginning of period	300,274	1,179,838
Cash and cash equivalents, end of period	96,503	1,633,450
Cash Paid During the Period for:
Income taxes
Interest paid		1,445
Non-cash investing and financing activities:
Dividend on preferred B shares converted into preferred B shares	$ 62,398	$ 36,162